UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  9/30/03

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):	[] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Bruce M. Babcock
Saybrook Capital
2000 Frontis Plaza Blvd.
Winston-Salem, NC  27103

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Laureen VanLandingham
Title:  Office Manager
Phone:	336-659-0290

Signature, Place, and Date of Signing:

Laureen S. VanLandingham	Winston-Salem, NC	       October 22, 2003

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total:  43

Form 13F Information Table Value Total:  $121,466



List of Other Included Managers:

NONE


FORM 13F INFORMATION TABLE
                                                  VALUE     SHRS or  SH/ PUT/ INV  Other  Voting Authority
NAME OF ISSUER                  TITLE CUSIP       (x$1000)  PRN AMT  PRN CALL DISC MGRS   Sole Shared None
                                Of
                                Class

AMR Corp                        com   001765106          1        50  SH      Sole           50
ANC Rental Corp                 com   00181310           0        12  SH      Sole           12
Alliance Capital Mgmt. Ltd. Partcom   018548107        208      6200  SH      Sole         6200
Allstate Corp                   com   020002101        177      4837  SH      Sole         4837
American International Group, Incom   026874107       5439     94267  SH      Sole        94267
Amerisource Health              com   03071P102       4325     80025  SH      Sole        80025
Bank of America Corp            com   06050510          56       712  SH      Sole          712
Belo Corporation                com   080555105       2986    123150  SH      Sole       123150
Block H&R Inc.                  com   093671105       6395    148195  SH      Sole       148195
Bridgehampton National Bank     com   108035106       1974     62472  SH      Sole        62472
Burlington Resources Inc.       com   122014103         96      2000  SH      Sole         2000
CMS Energy Corp Com             com   125896100         37      5000  SH      Sole         5000
COSI Inc.                       com   22122P101         28      9000  SH      Sole         9000
CVS Corporation Delaware        com   126650100       3750    120750  SH      Sole       120750
Cardinal Health Inc             com   14149Y108       6684    114475  SH      Sole       114475
Carmax Group                    com   143130102       5113    156550  SH      Sole       156550
Citigroup Inc                   com   172967101       5233    114991  SH      Sole       114991
Exxon Mobil Corp Com            com   302290101         63      1712  SH      Sole         1712
Gannett Inc.                    com   364730101       6311     81370  SH      Sole        81370
General Electric                com   369604103       4471    149985  SH      Sole       149985
Grainger (WW)Inc.               com   384802104       2084     43820  SH      Sole        43820
Health Care Reit Inc.           com   42217K106         22       700  SH      Sole          700
Home Depot Inc.                 com   437076102       5316    166905  SH      Sole       166905
Illinois Tool Wks Inc.          com   452308109       5371     81052  SH      Sole        81052
Johnson & Johnson               com   478160104       2846     57462  SH      Sole        57462
KeyCorp                         com   493267108         66      2596  SH      Sole         2596
L-3 Communications Hldgs        com   502424104       5903    136495  SH      Sole       136495
Morgan Stanley, Dean Witter & Cocom   617446448        381      7550  SH      Sole         7550
Northern Trust Corp.            com   66585910          47      1104  SH      Sole         1104
Pepsico, Inc.                   com   713448108       4680    102125  SH      Sole       102125
Pfizer Inc.                     com   717081103       6083    200231  SH      Sole       200231
Sabre Hldgs Corp                com   785905100          1        36  SH      Sole           36
Sealed Air Corp.                com   81211K100       6057    128249  SH      Sole       128249
Solectron Corp                  com   834182107         23      4000  SH      Sole         4000
Staples Inc                     com   855030102       6861    287775  SH      Sole       287775
Target Corp                     com   87612E106       6111    162400  SH      Sole       162400
Tennant Co.                     com   880345103        114      3100  SH      Sole         3100
Vodafone Airtouch PLC Sponsored com   92857T107       2405    118780  SH      Sole       118780
Wal-Mart Stores                 com   931142103       6082    108900  SH      Sole       108900
Walgreen Co.                    com   931422109       4559    148795  SH      Sole       148795
Citigroup Capital IX            pfd   173066200         25      1000  SH      Sole         1000
Merrill Lynch PFD Capital Trust pfd   59021K205        444     16600  SH      Sole        16600
Morgan Stanley Cap Tr PFD CAP 7.pfd   61747N109       2638    100000  SH      Sole       100000

TOTAL                                               121466


